Supplement dated August 30, 2024 to the

Prospectus and Statement of Additional Information, each dated August 14, 2024.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market until October 1, 2024.

Tradr 2X Long SPY Quarterly ETF
Tradr 2X Long Triple Q Quarterly ETF
Tradr 2X Long IWM Monthly ETF
Tradr 2X Long IWM Quarterly ETF
Tradr 2X Long TLT Monthly ETF
Tradr 1.75X Long TLT Quarterly ETF
Tradr 1.5X Long NVDA Quarterly ETF
Tradr 1.5X Long TSLA Quarterly ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.